Share-based Payment Arrangements - Summary of USISH's outstanding share options balance sheet (Detail) - USISH Option Plans [member] - ¥ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share options [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Price Per Share	¥ 15.5	¥ 15.5
Weighted average remaining contractual life of outstanding share options	4 years 10 months 24 days	5 years 10 months 24 days
Stock option plans [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Price Per Share	¥ 13.3	¥ 13.3
Weighted average remaining contractual life of outstanding share options	3 years 10 months 24 days	4 years 10 months 24 days
2020 Share Options [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Price Per Share	¥ 21.7
Weighted average remaining contractual life of outstanding share options	3 years 10 months 24 days